Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, Pegasystems Inc. 2004 Long-Term Incentive Plan
Amount Registered | shares	640,161
Proposed Maximum Offering Price per Unit	77.63
Maximum Aggregate Offering Price	$ 49,695,698.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,608.41
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the Registrant's 2004 Long-Term Incentive Plan (the "LTIP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. Such shares are issuable upon exercise of outstanding options with fixed exercise prices. Pursuant to Rule 457(h), the aggregate offering price and the fee have been computed upon the basis of the price at which the options may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, Pegasystems Inc. 2004 Long-Term Incentive Plan
Amount Registered | shares	32,908
Proposed Maximum Offering Price per Unit	92.74
Maximum Aggregate Offering Price	$ 3,051,887.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 467.24
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the LTIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. Such shares are issuable upon exercise of outstanding options with fixed exercise prices. Pursuant to Rule 457(h), the aggregate offering price and the fee have been computed upon the basis of the price at which the options may be exercised.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, Pegasystems Inc. 2004 Long-Term Incentive Plan
Amount Registered | shares	9,326,931
Proposed Maximum Offering Price per Unit	98.89
Maximum Aggregate Offering Price	$ 922,340,206.59
Fee Rate	0.01531%
Amount of Registration Fee	$ 141,210.29
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the LTIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $98.89 per share of common stock, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on June 13, 2025.